Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Non-cash Investing Activities
a.	Non-cash investing activities

In addition to Notes 22, 25 and 30, the Group entered into the following non-cash investing activities which were not reflected in the consolidated statements of cash flows for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$27,680,862	$23,677,682	$39,092,238	$1,277,107

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Increase (decrease) in prepayments for property, plant and equipment	$(89,337)	$90,560	$402,255	$13,141
Decrease (increase) in payables for property, plant and equipment	(823,171)	982,260	1,942,259	63,452
Capitalized borrowing costs	(54,191)	(51,262)	(50,309)	(1,643)

	$26,714,163	$24,699,240	$41,386,443	$1,352,057

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$692,826	$1,487,334	$1,133,435	$37,028
Decrease (increase) in other receivables	(22,626)	876	(5,791)	(189)

	$670,200	$1,488,210	$1,127,644	$36,839

Payments for investment properties
Purchase of investment properties	$-	$186,535	$125,853	$4,112
Capitalized borrowing costs	-	(13)	(89)	(3)

	$-	$186,522	$125,764	$4,109

Payments for other intangible assets
Purchase of other intangible assets	$675,144	$277,825	$537,659	$17,565
Decrease (increase) in other payables	(120,938)	60,159	40,106	1,310
Increase in other non-current liabilities	(40,313)	-	-	-

	$513,893	$337,984	$577,765	$18,875

Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries	$-	$7,046,464	$-	$-
Increase in other payables	-	3,552	-	-
Cash and cash equivalents disposed of	-	(29,133)	-	-

	$-	$7,020,883	$-	$-

Change in Liabilities Arising From Financing Activities
b.	Changes in liabilities arising from financing activities

For the year ended December 31, 2017

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2017	$20,955,522	$36,999,903	$53,115,563	$111,070,988
Financing cash flows	(2,038,993)	(1,123,972)	(16,473,381)	(19,636,346)
Non-cash changes
Bonds conversion	-	(11,650,369)	-	(11,650,369)
Amortization of issuance cost	-	319,463	5,790	325,253
Effects of exchange rate change	(954,058)	(1,402,245)	(1,241,344)	(3,597,647)

Balance at December 31, 2017	$17,962,471	$23,142,780	$35,406,628	$76,511,879

For the year ended December 31, 2018

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2018	$17,962,471	$23,142,780	$35,406,628	$76,511,879
Financing cash flows	22,327,813	(6,185,600)	85,510,959	101,653,172
Non-cash changes
Acquisition through business combinations (Note 30)	3,619,858	4,457,191	16,080,125	24,157,174
Bonds conversion	-	(4,457,191)	-	(4,457,191)
Reclassification for applying IFRS 9	(1,301,994)	-	-	(1,301,994)
Amortization of issuance cost	-	28,756	188,217	216,973
Effects of foreign currency exchange	655,321	-	712,400	1,367,721

Balance at December 31, 2018	$43,263,469	$16,985,936	$137,898,329	$198,147,734

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2018	$586,817	$756,053	$1,156,701	$2,499,571
Financing cash flows	729,429	(202,078)	2,793,563	3,320,914
Non-cash changes
Acquisition through business combinations (Note 30)	118,257	145,612	525,323	789,192
Bonds conversion	-	(145,612)	-	(145,612)
Reclassification for applying IFRS 9	(42,535)	-	-	(42,535)
Amortization of issuance cost	-	940	6,149	7,089
Effects of foreign currency exchange	21,409	-	23,273	44,682

Balance at December 31, 2018	$1,413,377	$554,915	$4,505,009	$6,473,301